Rachael M. Zufall Managing Director, Associate General Counsel 8500 Andrew Carnegie Blvd. Charlotte, NC 28262 T 704-988-4446 rachael.zufall@nuveen.com

January 21, 2022

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	TIAA Separate Account VA-1

Post-Effective Amendment No. 29 to Registration Statement

on Form N-3 (File Nos. 033-79124 and 811-08520)

Ladies and Gentlemen:

On behalf of TIAA Separate Account VA-1 (the “Account”), we are attaching for filing pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 29 to the above-captioned registration statement on Form N-3 (the “Amendment”). The filing has been marked to show changes from Post-Effective Amendment No. 28, which was filed on April 22, 2021.

The main purpose of Amendment No. 29 is to make the initial 485(a) filing for a review of the changes made in response to amended Form N-3. Our plan is to make a definitive Rule 485(b) filing to effect the Account’s annual registration statement update and to implement the changes reflected in Amendment No. 29, effective as of May 1, 2022. Accordingly, we anticipate filing one or more delaying amendments to delay the effectiveness of Amendment No. 29 until it is superseded by the Rule 485(b) filing on or about May 1, 2022.

If you have any questions, please call me at (704) 988-4446.

Very truly yours,

/s/ Rachael M. Zufall
Rachael M. Zufall